Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Amortized cost and fair value summary - AFS
The cost (amortized cost for fixed maturities and short-term investments), fair value, gross unrealized gains and gross unrealized (losses), including non-credit related OTTI recorded in AOCI, of the Company’s AFS investments as of March 31, 2016 and December 31, 2015, were as follows:

		Included in AOCI
March 31, 2016 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS
U.S. Government	$4,483,796	$101,066	$(7,875)	$4,576,987	$—
Corporate - Financials	3,656,521	75,341	(27,547)	3,704,315	—
Corporate - Non Financials	6,935,636	210,829	(54,955)	7,091,510	—
RMBS – Agency	4,259,838	112,260	(5,091)	4,367,007	—
RMBS – Non-Agency	303,377	20,313	(20,847)	302,843	(52,025)
CMBS	317,886	10,324	(2,725)	325,485	(1,163)
CDO	25,845	2	(4,118)	21,729	(1,208)
Other asset-backed securities	1,154,679	19,123	(10,904)	1,162,898	(1,027)
U.S. States and political subdivisions of the States	2,436,400	149,140	(793)	2,584,747	—
Non-U.S. Governments	5,442,418	161,392	(57,115)	5,546,695	—
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$29,016,396	$859,790	$(191,970)	$29,684,216	$(55,423)
Total short-term investments - Excluding Life Funds Withheld Assets	317,939	433	(1,068)	317,304	—
Total equity securities	831,543	93,517	(46,653)	878,407	—
Total investments - AFS - Excluding Life Funds Withheld Assets	$30,165,878	$953,740	$(239,691)	$30,879,927	$(55,423)
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government	$10,315	$2,377	$—	$12,692	$—
Corporate - Financials	486,901	60,378	—	547,279	—
Corporate - Non Financials	1,058,886	210,376	—	1,269,262	—
RMBS – Agency	597	136	—	733	—
RMBS – Non-Agency	23,172	2,657	—	25,829	—
CMBS	92,586	16,328	—	108,914	—
Other asset-backed securities	105,635	16,086	—	121,721	—
Non-U.S. Governments	650,259	226,668	—	876,927	—
Total fixed maturities - AFS - Life Funds Withheld Assets	$2,428,351	$535,006	$—	$2,963,357	$—
Total investments - AFS	$32,594,229	$1,488,746	$(239,691)	$33,843,284	$(55,423)

____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

December 31, 2015 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government	$5,047,621	$52,355	$(34,339)	$5,065,637	$—
Corporate - Financials	3,535,830	49,535	(23,456)	3,561,909	—
Corporate - Non Financials	6,867,525	130,568	(97,646)	6,900,447	—
RMBS – Agency	3,697,756	77,776	(17,561)	3,757,971	—
RMBS – Non-Agency	319,876	25,644	(16,980)	328,540	(54,200)
CMBS	401,713	7,933	(4,330)	405,316	(1,182)
CDOs	41,679	4	(9,273)	32,410	(1,208)
Other asset-backed securities	1,164,426	17,665	(13,519)	1,168,572	(1,144)
U.S. States and political subdivisions of the States	2,514,048	125,395	(7,373)	2,632,070	—
Non-U.S. Government	5,249,148	100,383	(97,917)	5,251,614	—
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$28,839,622	$587,258	$(322,394)	$29,104,486	$(57,734)
Total short-term investments - Excluding Life Funds Withheld Assets	$618,851	$967	$(2,428)	$617,390	$—
Total equity securities - Excluding Life Funds Withheld Assets	$834,079	$89,993	$(45,153)	$878,919	$—
Total investments - AFS - Excluding Life Funds Withheld Assets	$30,292,552	$678,218	$(369,975)	$30,600,795	$(57,734)
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government	$10,721	$2,021	$—	$12,742	$—
Corporate - Financials	531,016	67,220	—	598,236	—
Corporate - Non Financials	1,132,926	175,702	—	1,308,628	—
RMBS – Agency	591	161	—	752	—
RMBS – Non-Agency	24,401	2,552	—	26,953	—
CMBS	107,968	14,513	—	122,481	—
Other asset-backed securities	132,674	17,121	—	149,795	—
Non-U.S. Governments	737,735	195,781	—	933,516	—
Total fixed maturities - AFS - Life Funds Withheld Assets	$2,678,032	$475,071	$—	$3,153,103	$—
Total investments - AFS	$32,970,584	$1,153,289	$(369,975)	$33,753,898	$(57,734)
 ____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

The cost (amortized cost for fixed maturities and short-term investments), fair value, gross unrealized gains and gross unrealized (losses), including non-credit related OTTI recorded in accumulated other comprehensive income ("AOCI") of the Company’s AFS investments at December 31, 2015 and 2014 were as follows:

		Included in AOCI
December 31, 2015 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$5,047,621	$52,355	$(34,339)	$5,065,637	$—
Corporate - Financials	3,535,830	49,535	(23,456)	3,561,909	—
Corporate - Non Financials	6,867,525	130,568	(97,646)	6,900,447	—
RMBS – Agency	3,697,756	77,776	(17,561)	3,757,971	—
RMBS – Non-Agency	319,876	25,644	(16,980)	328,540	(54,200)
CMBS	401,713	7,933	(4,330)	405,316	(1,182)
CDO	41,679	4	(9,273)	32,410	(1,208)
Other asset-backed securities	1,164,426	17,665	(13,519)	1,168,572	(1,144)
U.S. States and political subdivisions of the States	2,514,048	125,395	(7,373)	2,632,070	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	5,249,148	100,383	(97,917)	5,251,614	—
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$28,839,622	$587,258	$(322,394)	$29,104,486	$(57,734)
Total short-term investments - Excluding Life Funds Withheld Assets	618,851	967	(2,428)	617,390	—
Total equity securities	834,079	89,993	(45,153)	878,919	—
Total investments - AFS - Excluding Life Funds Withheld Assets	$30,292,552	$678,218	$(369,975)	$30,600,795	$(57,734)
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$10,721	$2,021	$—	$12,742	$—
Corporate - Financials	531,016	67,220	—	598,236	—
Corporate - Non Financials	1,132,926	175,702	—	1,308,628	—
RMBS – Agency	591	161	—	752	—
RMBS – Non-Agency	24,401	2,552	—	26,953	—
CMBS	107,968	14,513	—	122,481	—
Other asset-backed securities	132,674	17,121	—	149,795	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	737,735	195,781	—	933,516	—
Total fixed maturities - AFS - Life Funds Withheld Assets	$2,678,032	$475,071	$—	$3,153,103	$—
Total investments - AFS	$32,970,584	$1,153,289	$(369,975)	$33,753,898	$(57,734)

____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

December 31, 2014 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$2,100,851	$77,889	$(6,787)	$2,171,953	$—
Corporate - Financials	2,687,797	87,058	(12,939)	2,761,916	—
Corporate - Non Financials	5,774,333	278,747	(36,623)	6,016,457	(3,309)
RMBS – Agency	3,625,171	114,188	(10,783)	3,728,576	—
RMBS – Non-Agency	404,398	41,108	(18,155)	427,351	(67,918)
CMBS	1,033,819	23,987	(5,262)	1,052,544	(2,033)
CDOs	717,544	1,659	(27,169)	692,034	(1,663)
Other asset-backed securities	1,028,528	42,810	(6,045)	1,065,293	(1,797)
U.S. States and political subdivisions of the States	1,892,566	129,910	(1,204)	2,021,272	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	4,162,425	139,484	(61,836)	4,240,073	—
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$23,427,432	$936,840	$(186,803)	$24,177,469	$(76,720)
Total short-term investments - Excluding Life Funds Withheld Assets	$257,221	$49	$(543)	$256,727	$—
Total equity securities - Excluding Life Funds Withheld Assets	$763,833	$130,689	$(26,230)	$868,292	$—
Total investments - AFS - Excluding Life Funds Withheld Assets	$24,448,486	$1,067,578	$(213,576)	$25,302,488	$(76,720)
Fixed maturities - AFS - Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$14,866	$3,858	$—	$18,724	$—
Corporate - Financials	701,587	99,432	—	801,019	—
Corporate - Non Financials	1,706,262	310,699	—	2,016,961	—
RMBS – Agency	3,301	481	—	3,782	—
RMBS – Non-Agency	71,075	14,260	—	85,335	—
CMBS	168,886	24,281	—	193,167	—
Other asset-backed securities	238,168	35,373	—	273,541	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	1,397,194	391,842	—	1,789,036	—
Total fixed maturities - AFS - Life Funds Withheld Assets	$4,301,339	$880,226	$—	$5,181,565	$—
Total investments - AFS	$28,749,825	$1,947,804	$(213,576)	$30,484,053	$(76,720)
 ____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

Amortized cost and fair value summary - Trading
The cost (amortized cost for fixed maturities and short-term investments) and fair value of the Company’s Trading investments at December 31, 2016 and 2015, were as follows:

March 31, 2016 (U.S. dollars in thousands)	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
U.S. Government	$15,567	$15,267
Corporate - Financials	379,848	382,755
Corporate - Non Financials	549,458	558,284
RMBS – Agency	1,917	1,869
CMBS	4,675	4,760
Other asset-backed securities	25,457	25,615
Non-U.S. Governments	390,986	421,033
Total fixed maturities - Trading - Life Funds Withheld Assets	$1,367,908	$1,409,583
Total short-term investments - Trading - Life Funds Withheld Assets	$26,949	$26,959
Total investments - Trading - Life Funds Withheld Assets	$1,394,857	$1,436,542

December 31, 2015 (U.S. dollars in thousands)	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
U.S. Government	$4,957	$4,990
Corporate - Financials	344,070	335,956
Corporate - Non Financials	509,441	493,621
RMBS – Agency	370	368
CMBS	4,874	4,803
Other asset-backed securities	26,405	25,700
Non-U.S. Governments	373,492	370,261
Total fixed maturities - Trading - Life Funds Withheld Assets	$1,263,609	$1,235,699
Total short-term investments - Trading - Life Funds Withheld Assets	$60,176	$60,330
Total investments - Trading - Life Funds Withheld Assets	$1,323,785	$1,296,029

The cost (amortized cost for fixed maturities and short-term investments) and fair value of the Company’s Trading investments at December 31, 2015 and 2014 were as follows:

December 31, 2015 (U.S. dollars in thousands)	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
U.S. Government and Government-Related/Supported	$4,957	$4,990
Corporate - Financials	344,070	335,956
Corporate - Non Financials	509,441	493,621
RMBS – Agency	370	368
CMBS	4,874	4,803
Other asset-backed securities	26,405	25,700
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	373,492	370,261
Total fixed maturities - Trading - Life Funds Withheld Assets	$1,263,609	$1,235,699
Total short-term investments - Trading - Life Funds Withheld Assets	$60,176	$60,330
Total investments - Trading - Life Funds Withheld Assets	$1,323,785	$1,296,029

December 31, 2014 (U.S. dollars in thousands)	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
Corporate - Non Financials	$1,180	$1,171
Total investments - Trading - Life Funds Withheld Assets	$1,180	$1,171

Contractual maturities summary
The contractual maturities of AFS fixed income securities at March 31, 2016 and December 31, 2015 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	March 31, 2016		December 31, 2015
(U.S. dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
Due less than one year	$2,156,182	$2,151,862	$2,106,851	$2,104,106
Due after 1 through 5 years	13,787,996	14,020,514	14,051,494	14,143,461
Due after 5 through 10 years	5,622,857	5,828,464	5,680,830	5,740,954
Due after 10 years	1,387,736	1,503,414	1,374,997	1,423,156
	$22,954,771	$23,504,254	$23,214,172	$23,411,677
RMBS – Agency	4,259,838	4,367,007	3,697,756	3,757,971
RMBS – Non-Agency	303,377	302,843	319,876	328,540
CMBS	317,886	325,485	401,713	405,316
CDOs	25,845	21,729	41,679	32,410
Other asset-backed securities	1,154,679	1,162,898	1,164,426	1,168,572
Total mortgage and asset-backed securities	$6,061,625	$6,179,962	$5,625,450	$5,692,809
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$29,016,396	$29,684,216	$28,839,622	$29,104,486
Fixed maturities - AFS - Life Funds Withheld Assets
Due less than one year	$78,629	$88,560	$81,700	$92,921
Due after 1 through 5 years	361,106	391,528	386,810	416,743
Due after 5 through 10 years	470,386	547,171	491,621	558,805
Due after 10 years	1,296,240	1,678,901	1,452,267	1,784,653
	$2,206,361	$2,706,160	$2,412,398	$2,853,122
RMBS – Agency	597	733	591	752
RMBS – Non-Agency	23,172	25,829	24,401	26,953
CMBS	92,586	108,914	107,968	122,481
Other asset-backed securities	105,635	121,721	132,674	149,795
Total mortgage and asset-backed securities	$221,990	$257,197	$265,634	$299,981
Total fixed maturities - AFS - Life Funds Withheld Assets	$2,428,351	$2,963,357	$2,678,032	$3,153,103
Total fixed maturities - AFS	$31,444,747	$32,647,573	$31,517,654	$32,257,589

	March 31, 2016		December 31, 2015
(U.S. dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
Due less than one year	$8,177	$8,831	$4,573	$5,096
Due after 1 through 5 years	290,320	291,356	278,163	272,220
Due after 5 through 10 years	314,590	320,720	280,487	277,920
Due after 10 years	722,772	756,432	668,737	649,592
	$1,335,859	$1,377,339	$1,231,960	$1,204,828
RMBS – Agency	1,917	1,869	370	368
CMBS	4,675	4,760	4,874	4,803
Other asset-backed securities	25,457	25,615	26,405	25,700
Total mortgage and asset-backed securities	$32,049	$32,244	$31,649	$30,871
Total fixed maturities - Trading - Life Funds Withheld Assets	$1,367,908	$1,409,583	$1,263,609	$1,235,699

The contractual maturities of AFS and Trading fixed income securities at December 31, 2015 and 2014 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(U.S. dollars in thousands)	December 31, 2015		December 31, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturities - AFS - Excluding Life Funds Withheld Assets
Due less than one year	$2,106,851	$2,104,106	$1,972,224	$1,980,429
Due after 1 through 5 years	14,051,494	14,143,461	8,919,037	9,113,651
Due after 5 through 10 years	5,680,830	5,740,954	4,232,396	4,412,569
Due after 10 years	1,374,997	1,423,156	1,494,315	1,705,022
	$23,214,172	$23,411,677	$16,617,972	$17,211,671
RMBS – Agency	$3,697,756	$3,757,971	$3,625,171	$3,728,576
RMBS – Non-Agency	319,876	328,540	404,398	427,351
CMBS	401,713	405,316	1,033,819	1,052,544
CDO	41,679	32,410	717,544	692,034
Other asset-backed securities	1,164,426	1,168,572	1,028,528	1,065,293
Total mortgage and asset-backed securities	$5,625,450	$5,692,809	$6,809,460	$6,965,798
Total fixed maturities - AFS - Excluding Life Funds Withheld Assets	$28,839,622	$29,104,486	$23,427,432	$24,177,469
Fixed maturities - AFS - Life Funds Withheld Assets
Due less than one year	$81,700	$92,921	$117,048	$125,326
Due after 1 through 5 years	386,810	416,743	638,526	685,787
Due after 5 through 10 years	491,621	558,805	1,004,698	1,165,348
Due after 10 years	1,452,267	1,784,653	2,059,637	2,649,279
	$2,412,398	$2,853,122	$3,819,909	$4,625,740
RMBS – Agency	$591	$752	$3,301	$3,782
RMBS – Non-Agency	24,401	26,953	71,075	85,335
CMBS	107,968	122,481	168,886	193,167
Other asset-backed securities	132,674	149,795	238,168	273,541
Total mortgage and asset-backed securities	$265,634	$299,981	$481,430	$555,825
Total fixed maturities - AFS - Life Funds Withheld Assets	$2,678,032	$3,153,103	$4,301,339	$5,181,565
Total fixed maturities - AFS	$31,517,654	$32,257,589	$27,728,771	$29,359,034

(U.S. dollars in thousands)	December 31, 2015		December 31, 2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturities - Trading - Life Funds Withheld Assets
Due less than one year	$4,573	$5,096	$—	$—
Due after 1 through 5 years	278,163	272,220	—	—
Due after 5 through 10 years	280,487	277,920	1,180	1,171
Due after 10 years	668,737	649,592	—	—
	$1,231,960	$1,204,828	$1,180	$1,171
RMBS – Agency	370	368	—	—
CMBS	4,874	4,803	—	—
Other asset-backed securities	26,405	25,700	—	—
Total mortgage and asset-backed securities	31,649	30,871	—	—
Total fixed maturities - Trading - Life Funds Withheld Assets	$1,263,609	$1,235,699	$1,180	$1,171

Summary of unrealized losses
The following is an analysis of how long the AFS securities as of March 31, 2016 and December 31, 2015 had been in a continual unrealized loss position:

	Less than 12 months		Equal to or greater than 12 months
March 31, 2016 (U.S. dollars in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government	$465,423	$(4,923)	$96,406	$(2,984)
Corporate – Financials	588,595	(18,228)	141,508	(9,330)
Corporate – Non Financials	930,465	(29,994)	287,849	(25,073)
RMBS – Agency	151,135	(1,128)	327,657	(3,963)
RMBS – Non-Agency	35,930	(1,867)	175,881	(18,980)
CMBS	31,661	(255)	55,310	(2,470)
CDOs	12,368	(509)	9,359	(3,609)
Other asset-backed securities	282,395	(2,113)	60,638	(8,791)
U.S. States and political subdivisions of the States	91,846	(379)	15,528	(414)
Non-U.S. Governments	965,976	(22,116)	370,747	(35,912)
Total fixed maturities and short-term investments - AFS	$3,555,794	$(81,512)	$1,540,883	$(111,526)
Total equity securities	$365,368	$(46,653)	$—	$—

	Less than 12 months		Equal to or greater than 12 months
December 31, 2015 (U.S. dollars in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government	$3,762,869	$(29,339)	$89,113	$(5,044)
Corporate – Financials	1,641,021	(13,280)	102,022	(10,192)
Corporate – Non Financials	3,275,270	(73,069)	227,527	(24,706)
RMBS – Agency	1,065,055	(10,046)	221,211	(7,515)
RMBS – Non-Agency	19,614	(1,104)	180,146	(15,876)
CMBS	118,605	(1,561)	78,651	(2,769)
CDOs	12,311	(516)	20,096	(8,757)
Other asset-backed securities	572,671	(5,252)	57,563	(8,268)
U.S. States and political subdivisions of the States	565,055	(6,609)	12,259	(765)
Non-U.S. Governments	1,921,286	(53,440)	474,929	(46,714)
Total fixed maturities and short-term investments - AFS	$12,953,757	$(194,216)	$1,463,517	$(130,606)
Total equity securities	$356,742	$(45,153)	$—	$—

The following is an analysis of how long the AFS securities at December 31, 2015 and 2014 had been in a continual unrealized loss position:

December 31, 2015 (U.S. dollars in thousands)	Less than 12 months		Equal to or greater than 12 months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government and Government-Related/Supported	$3,762,869	$(29,339)	$89,113	$(5,044)
Corporate - Financials	1,641,021	(13,280)	102,022	(10,192)
Corporate - Non Financials	3,275,270	(73,069)	227,527	(24,706)
RMBS – Agency	1,065,055	(10,046)	221,211	(7,515)
RMBS – Non-Agency	19,614	(1,104)	180,146	(15,876)
CMBS	118,605	(1,561)	78,651	(2,769)
CDO	12,311	(516)	20,096	(8,757)
Other asset-backed securities	572,671	(5,252)	57,563	(8,268)
U.S. States and political subdivisions of the States	565,055	(6,609)	12,259	(765)
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	1,921,286	(53,440)	474,929	(46,714)
Total fixed maturities and short-term investments - AFS	$12,953,757	$(194,216)	$1,463,517	$(130,606)
Total equity securities	$356,742	$(45,153)	$—	$—

	Less than 12 months		Equal to or greater than 12 months
December 31, 2014 (U.S. dollars in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government and Government-Related/Supported	$251,091	$(1,196)	$342,890	$(5,603)
Corporate – Financials	387,619	(5,858)	105,155	(7,097)
Corporate – Non Financials	949,851	(28,023)	319,066	(8,657)
RMBS – Agency	134,535	(220)	512,652	(10,563)
RMBS – Non-Agency	45,378	(1,358)	202,700	(16,797)
CMBS	78,356	(385)	169,065	(4,877)
CDOs	249,803	(2,666)	414,516	(24,503)
Other asset-backed securities	143,044	(2,813)	57,544	(3,232)
U.S. States and political subdivisions of the States	32,187	(210)	63,695	(994)
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	624,346	(19,043)	558,422	(43,251)
Total fixed maturities and short-term investments - AFS	$2,896,210	$(61,772)	$2,745,705	$(125,574)
Total equity securities	$191,193	$(26,230)	$—	$—

Net investment income
Net investment income for the years ended December 31 is derived from the following sources:

(U.S. dollars in thousands)	2015	2014	2013
Fixed maturities, short term investments and cash equivalents - Excluding Life Funds Withheld Assets	$726,161	$809,964	$982,275
Fixed maturities, short term investments and cash equivalents - Life Funds Withheld Assets	187,489	129,575	—
Equity securities and other investments	28,200	42,252	35,388
Interest on funds withheld	10,835	14,583	12,783
Total gross investment income	$952,685	$996,374	$1,030,446
Investment expenses	(80,315)	(77,749)	(72,730)
Total net investment income	$872,370	$918,625	$957,716

Analysis of net realized gains (losses) on investments
The following represents an analysis of net realized gains (losses) on investments:

Net Realized Gains (Losses) on Investments	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Net realized gains (losses) on investments - excluding Life Funds Withheld Assets:
Gross realized gains	$61,227	$62,300
Gross realized losses on investments sold	(50,063)	(47,122)
OTTI on investments, net of amounts transferred to other comprehensive income	(19,580)	(10,576)
	$(8,416)	$4,602
Net realized gains (losses) on investments and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets:
Gross realized gains	$62,850	$53,128
Gross realized losses on investments sold	(28,434)	(390)
OTTI on investments, net of amounts transferred to other comprehensive income	(2,346)	(5,209)
Net unrealized gains (losses) on trading securities	$69,096	$760
	$101,166	$48,289
Total net realized gains (losses) on investments	$92,750	$52,891

The following represents an analysis of net realized gains (losses), the change in unrealized gains (losses) on investments and net realized and unrealized gains (losses) on investment related derivative instruments for the years ended December 31:

(U.S. dollars in thousands)	2015	2014	2013
Fixed maturities, short term investments, cash and cash equivalents - Excluding Life Funds Withheld Assets:
Gross realized gains	$187,523	$119,817	$129,479
Gross realized losses on investments sold	(134,441)	(66,892)	(84,703)
OTTI on investments, net of amounts transferred to other comprehensive income	(54,346)	(12,341)	(16,282)
Net realized gains (losses)	$(1,264)	$40,584	$28,494
Equity securities:
Gross realized gains	$79,556	$96,260	$29,402
Gross realized losses on investments sold	(49,223)	(12,270)	(3,185)
OTTI on investments, net of amounts transferred to other comprehensive income	(15,954)	(10,944)	(17)
Net realized gains (losses)	$14,379	$73,046	$26,200
Other investments:
Gross realized gains	$39,198	$31,830	$46,934
Gross realized losses on investments sold	(19,656)	(10,011)	(13,851)
OTTI on investments, net of amounts transferred to other comprehensive income	(12,660)	(12,458)	—
Net realized gains (losses)	$6,882	$9,361	$33,083
Net realized gains (losses) on investments - Excluding Life Funds Withheld Assets	$19,997	$122,991	$87,777
Fixed maturities, short term investments, cash and cash equivalents - Life Funds Withheld Assets:
Gross realized gains	$259,798	$7,926	$—
Gross realized losses on investments sold	(36,526)	(2,859)	—
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(27,734)	(9)	—
OTTI on investments, net of amounts transferred to other comprehensive income	(13,357)	(20,587)	—
Net realized gains (losses) on investments - Life Funds Withheld Assets	$182,181	$(15,529)	$—
Net realized gains (losses) on investments	$202,178	$107,462	$87,777
Net realized and unrealized gains (losses) on investment related derivative instruments	$(8,616)	$20,121	$6,367
Net realized gains (losses) on investments and net realized and unrealized gains (losses) on investment related derivative instruments	$193,562	$127,583	$94,144
Change in unrealized gains (losses):
Fixed maturities – AFS - Excluding Life Funds Withheld Assets	$(486,140)	$360,463	$(913,174)
Fixed maturities - AFS - Life Funds Withheld Assets	(405,155)	880,226	—
Fixed maturities – HTM	—	(272,540)	(175,817)
Equity securities	(59,619)	(32,577)	105,163
Affiliates and other investments	(6,072)	35,143	26,636
Net change in unrealized gains (losses) on investments	$(956,986)	$970,715	$(957,192)
Total net realized gains (losses) on investments, net realized and unrealized gains (losses) on investment related derivative instruments, and net change in unrealized gains (losses) on investments	$(763,424)	$1,098,298	$(863,048)

Credit loss impairments
The following table sets forth the amount of credit loss impairments on fixed income securities for which a portion of the OTTI loss was recognized in OCI and that were held by the Company as of the dates or for the periods indicated and the corresponding changes in such amounts.

Credit Loss Impairments	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Opening balance as of beginning of indicated period	$73,469	$131,942
Credit loss impairment recognized in the current period on securities not previously impaired	10,567	7,560
Credit loss impairments previously recognized on securities that matured, paid down, prepaid or were sold during the period	(4,877)	(28,539)
Additional credit loss impairments recognized in the current period on securities previously impaired	230	141
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2,410)	(2,646)
Balance as of March 31,	$76,979	$108,458

The following table sets forth the amount of credit loss impairments on fixed income securities, for which a portion of the OTTI loss was recognized in OCI, held by the Company as of the dates or for the periods indicated and the corresponding changes in such amounts.

Credit Loss Impairments (U.S. dollars in thousands)	2015	2014
Opening balance at beginning of indicated period	$131,942	$174,805
Credit loss impairment recognized in the current period on securities not previously impaired	9,698	3,907
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(54,648)	(42,671)
Credit loss impairments previously recognized on securities impaired to fair value during the period	(2,629)	—
Additional credit loss impairments recognized in the current period on securities previously impaired	2,230	4,185
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(13,124)	(8,284)
Closing balance at end of indicated period	$73,469	$131,942